Consolidated Statements of Stockholders' Equity (USD $) In Thousands	Total	Preferred Stock	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Unearned Employee Stock Ownership Plan	Treasury Stock
Beginning balance at Dec. 31, 2009	$ 99,938	$ 23,785	$ 91	$ 58,576	$ 86,115	$ 1,230	$ (3,577)	$ (66,282)
Net income (loss)	(28,978)				(28,978)
Other comprehensive loss	(689)					(689)
Preferred stock discount amortization	0	479		(479)
Stock compensation expense	63			63
Unearned compensation restricted stock awards	0			(2,237)				2,237
Restricted stock awards forfeited	0			178				(178)
Restricted stock awards dividend forfeited	1				1
Amortization of restricted stock awards	370			370
Preferred stock dividends accrued	(1,300)				(1,300)
Earned employee stock ownership plan shares	142			(51)			193
Ending balance at Dec. 31, 2010	69,547	24,264	91	56,420	55,838	541	(3,384)	(64,223)
Net income (loss)	(11,555)				(11,555)
Other comprehensive loss	(70)					(70)
Preferred stock discount amortization	0	516		(516)
Stock compensation expense	29			29
Unearned compensation restricted stock awards	0			(2,700)				2,700
Restricted stock awards forfeited	0			12				(12)
Amortization of restricted stock awards	298			298
Preferred stock dividends accrued	(1,300)				(1,300)
Earned employee stock ownership plan shares	112			(81)			193
Ending balance at Dec. 31, 2011	57,061	24,780	91	53,462	42,983	471	(3,191)	(61,535)
Net income (loss)	5,321				5,321
Other comprehensive loss	(520)					(520)
Preferred stock discount amortization	0	556		(556)
Stock compensation expense	7			7
Unearned compensation restricted stock awards	0			(1,199)				1,199
Restricted stock awards forfeited	0			10				(10)
Amortization of restricted stock awards	233			233
Preferred stock dividends accrued	(1,300)				(1,300)
Earned employee stock ownership plan shares	32			(162)			194
Ending balance at Dec. 31, 2012	$ 60,834	$ 25,336	$ 91	$ 51,795	$ 47,004	$ (49)	$ (2,997)	$ (60,346)